Shareholder Report	6 Months Ended
Mar. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Perpetual Americas Funds Trust
Entity Central Index Key	0001830437
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2025
C000249635 [Member]
Shareholder Report [Line Items]
Fund Name	Barrow Hanley Concentrated Emerging Markets ESG Opportunities Fund
Class Name	Institutional Shares
Trading Symbol	BEOIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Barrow Hanley Concentrated Emerging Markets ESG Opportunities Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at connect.rightprospectus.com/BarrowHanley. You can also request this information by contacting us at 866-260-9549 (toll free) or 312-557-5913.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	866-260-9549 (toll free) or 312-557-5913
Additional Information Website	connect.rightprospectus.com/BarrowHanley
Expenses [Text Block]
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Barrow Hanley Concentrated Emerging Markets ESG Opportunities Fund (Institutional Shares)	$54	1.13%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.13%
Material Change Date	Feb. 01, 2025
Net Assets	$ 5,464,914
Holdings Count | Holding	40
Investment Company Portfolio Turnover	27.08%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$5,464,914
Total number of portfolio holdings	40
Portfolio turnover rate as of the end of the reporting period	27.08%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, excluding short-term investments, represented as a percentage of the total net assets of the Fund.
TOP TEN HOLDINGS
MediaTek, Inc.	4.6%
Kasikornbank PCL - REG	4.4%
JD.com, Inc. - Class A	4.0%
Ping An Insurance Group Co. of China Ltd. - Class H	3.8%
Hiwin Technologies Corp.	3.5%
SK Hynix, Inc.	3.4%
Tingyi Cayman Islands Holding Corp.	3.4%
Samsung Electro-Mechanics Co. Ltd.	3.4%
Great Wall Motor Co. Ltd. - Class H	3.2%
B3 S.A. - Brasil Bolsa Balcao	3.1%
SECTOR ALLOCATION
GEOGRAPHICAL ALLOCATION

Largest Holdings [Text Block]
TOP TEN HOLDINGS
MediaTek, Inc.	4.6%
Kasikornbank PCL - REG	4.4%
JD.com, Inc. - Class A	4.0%
Ping An Insurance Group Co. of China Ltd. - Class H	3.8%
Hiwin Technologies Corp.	3.5%
SK Hynix, Inc.	3.4%
Tingyi Cayman Islands Holding Corp.	3.4%
Samsung Electro-Mechanics Co. Ltd.	3.4%
Great Wall Motor Co. Ltd. - Class H	3.2%
B3 S.A. - Brasil Bolsa Balcao	3.1%

Material Fund Change [Text Block]
Material Fund Changes
Effective February 1, 2025, to comply with recent Securities and Exchange Commission rule amendments relating to a fund's name, the Fund modified its investment policy as follows:
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in securities that are (1) issued by companies located in emerging market countries and (2) consistent with the environmental, social and governance (“ESG”) criteria of Barrow, Hanley, Mewhinney & Strauss, LLC, the Fund’s sub-adviser.
A more detailed explanation of how the Fund defines “emerging market countries” and “ESG criteria” can be found in the Fund's prospectus. In order to satisfy notice requirements related to an investment policy change, the Fund continued to comply with both its old and new investment policies concurrently through May 1, 2025, after which time only the new investment policy applied.
This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund's prospectus dated February 1, 2025, at connect.rightprospectus.com/BarrowHanley or upon request at 866-260-9549 (toll free) or 312-557-5913.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund's prospectus dated February 1, 2025, at connect.rightprospectus.com/BarrowHanley or upon request at 866-260-9549 (toll free) or 312-557-5913.

Updated Prospectus Phone Number	866-260-9549 (toll free) or 312-557-5913
Updated Prospectus Web Address	connect.rightprospectus.com/BarrowHanley
C000249640 [Member]
Shareholder Report [Line Items]
Fund Name	Barrow Hanley Total Return Bond Fund
Class Name	Institutional Shares
Trading Symbol	BTRIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Barrow Hanley Total Return Bond Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at connect.rightprospectus.com/BarrowHanley. You can also request this information by contacting us at 866-260-9549 (toll free) or 312-557-5913.
Additional Information Phone Number	866-260-9549 (toll free) or 312-557-5913
Additional Information Website	connect.rightprospectus.com/BarrowHanley
Expenses [Text Block]
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Barrow Hanley Total Return Bond Fund (Institutional Shares)	$17	0.35%

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.35%
Net Assets	$ 173,632,687
Holdings Count | Holding	249
Investment Company Portfolio Turnover	37.21%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$173,632,687
Total number of portfolio holdings	249
Portfolio turnover rate as of the end of the reporting period	37.21%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, excluding short-term investments, represented as a percentage of the total net assets of the Fund.
TOP TEN HOLDINGS
U.S. Treasury Notes, 0.25%, 05/31/25	5.3%
U.S. Treasury Notes, 4.88%, 04/30/26	1.8%
Freddie Mac Pool #SD8267, 5.00%, 11/01/52	1.7%
Fannie Mae Pool #CB1384, 2.50%, 08/01/51	1.6%
Citigroup, Inc., 5.83%, 02/13/35	1.5%
Fannie Mae Pool #FM8787, 2.50%, 10/01/51	1.4%
Ginnie Mae II Pool #MA9017, 5.50%, 07/20/53	1.3%
Freddie Mac Pool #RJ1265, 5.50%, 04/01/54	1.3%
Fannie Mae Pool #FS3744, 2.00%, 07/01/51	1.3%
Fannie Mae Pool #MA4841, 5.00%, 12/01/52	1.3%
ASSET TYPE ALLOCATION

Largest Holdings [Text Block]
TOP TEN HOLDINGS
U.S. Treasury Notes, 0.25%, 05/31/25	5.3%
U.S. Treasury Notes, 4.88%, 04/30/26	1.8%
Freddie Mac Pool #SD8267, 5.00%, 11/01/52	1.7%
Fannie Mae Pool #CB1384, 2.50%, 08/01/51	1.6%
Citigroup, Inc., 5.83%, 02/13/35	1.5%
Fannie Mae Pool #FM8787, 2.50%, 10/01/51	1.4%
Ginnie Mae II Pool #MA9017, 5.50%, 07/20/53	1.3%
Freddie Mac Pool #RJ1265, 5.50%, 04/01/54	1.3%
Fannie Mae Pool #FS3744, 2.00%, 07/01/51	1.3%
Fannie Mae Pool #MA4841, 5.00%, 12/01/52	1.3%

C000249645 [Member]
Shareholder Report [Line Items]
Fund Name	Barrow Hanley Credit Opportunities Fund
Class Name	Institutional Shares
Trading Symbol	BCONX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Barrow Hanley Credit Opportunities Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at connect.rightprospectus.com/BarrowHanley. You can also request this information by contacting us at 866-260-9549 (toll free) or 312-557-5913.
Additional Information Phone Number	866-260-9549 (toll free) or 312-557-5913
Additional Information Website	connect.rightprospectus.com/BarrowHanley
Expenses [Text Block]
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Barrow Hanley Credit Opportunities Fund (Institutional Shares)	$32	0.64%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.64%
Net Assets	$ 92,914,356
Holdings Count | Holding	118
Investment Company Portfolio Turnover	18.05%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$92,914,356
Total number of portfolio holdings	118
Portfolio turnover rate as of the end of the reporting period	18.05%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, excluding short-term investments, represented as a percentage of the total net assets of the Fund.
TOP TEN HOLDINGS
Barrow Hanley Floating Rate Fund, 0.88%,	22.7%
ILFC E-Capital Trust I, 6.12%, 12/21/65	2.2%
Total Play Telecomunicaciones S.A. de C.V., 11.13%, 12/31/32	2.1%
Burford Capital Global Finance LLC, 9.25%, 07/01/31	2.0%
PROG Holdings, Inc., 6.00%, 11/15/29	2.0%
Howard Hughes (The) Corp., 4.38%, 02/01/31	1.9%
Enviri Corp., 5.75%, 07/31/27	1.6%
Mativ Holdings, Inc., 8.00%, 10/01/29	1.6%
Interface, Inc., 5.50%, 12/01/28	1.4%
Chemours (The) Co., 4.63%, 11/15/29	1.4%
ASSET TYPE ALLOCATION

Largest Holdings [Text Block]
TOP TEN HOLDINGS
Barrow Hanley Floating Rate Fund, 0.88%,	22.7%
ILFC E-Capital Trust I, 6.12%, 12/21/65	2.2%
Total Play Telecomunicaciones S.A. de C.V., 11.13%, 12/31/32	2.1%
Burford Capital Global Finance LLC, 9.25%, 07/01/31	2.0%
PROG Holdings, Inc., 6.00%, 11/15/29	2.0%
Howard Hughes (The) Corp., 4.38%, 02/01/31	1.9%
Enviri Corp., 5.75%, 07/31/27	1.6%
Mativ Holdings, Inc., 8.00%, 10/01/29	1.6%
Interface, Inc., 5.50%, 12/01/28	1.4%
Chemours (The) Co., 4.63%, 11/15/29	1.4%

C000249648 [Member]
Shareholder Report [Line Items]
Fund Name	Barrow Hanley Floating Rate Fund
Class Name	Institutional Shares
Trading Symbol	BFRNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Barrow Hanley Floating Rate Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at connect.rightprospectus.com/BarrowHanley. You can also request this information by contacting us at 866-260-9549 (toll free) or 312-557-5913.
Additional Information Phone Number	866-260-9549 (toll free) or 312-557-5913
Additional Information Website	connect.rightprospectus.com/BarrowHanley
Expenses [Text Block]
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Barrow Hanley Floating Rate Fund (Institutional Shares)	$30	0.59%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.59%
Net Assets	$ 101,911,176
Holdings Count | Holding	165
Investment Company Portfolio Turnover	56.66%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$101,911,176
Total number of portfolio holdings	165
Portfolio turnover rate as of the end of the reporting period	56.66%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, excluding short-term investments, represented as a percentage of the total net assets of the Fund.
TOP TEN HOLDINGS
TMS International Corp., Term B-7 Loan, 7.79%, 03/02/30	2.1%
BCPE Empire Holdings, Inc., Amendment No. 8 Incremental Term Loan, 7.57%, 12/11/30	2.0%
Nexus Buyer LLC, Initial Term Loan, 7.82%, 07/31/31	1.9%
Magnite, Inc., Amendment No.2 Initial Term Loan, 7.32%, 02/06/31	1.6%
Russell Investments U.S. Institutional Holdco, Inc., 2027 Term Loan, 9.29%, 05/30/27	1.5%
Global IID Parent LLC, 2025 Refinancing Term B Loan, 8.55%, 12/16/28	1.5%
Chemours (The) Co., Tranche B-3 US$ Term Loan, 7.32%, 08/18/28	1.4%
LifePoint Health, Inc., 2024-1 Refinancing Term Loan, 8.05%, 05/17/31	1.4%
MH Sub I LLC, 2023 May Incremental Term Loan, 8.57%, 05/03/28	1.4%
Proofpoint, Inc., 2024 Refinancing Term Loan, 7.32%, 08/31/28	1.2%
ASSET TYPE ALLOCATION

Largest Holdings [Text Block]
TOP TEN HOLDINGS
TMS International Corp., Term B-7 Loan, 7.79%, 03/02/30	2.1%
BCPE Empire Holdings, Inc., Amendment No. 8 Incremental Term Loan, 7.57%, 12/11/30	2.0%
Nexus Buyer LLC, Initial Term Loan, 7.82%, 07/31/31	1.9%
Magnite, Inc., Amendment No.2 Initial Term Loan, 7.32%, 02/06/31	1.6%
Russell Investments U.S. Institutional Holdco, Inc., 2027 Term Loan, 9.29%, 05/30/27	1.5%
Global IID Parent LLC, 2025 Refinancing Term B Loan, 8.55%, 12/16/28	1.5%
Chemours (The) Co., Tranche B-3 US$ Term Loan, 7.32%, 08/18/28	1.4%
LifePoint Health, Inc., 2024-1 Refinancing Term Loan, 8.05%, 05/17/31	1.4%
MH Sub I LLC, 2023 May Incremental Term Loan, 8.57%, 05/03/28	1.4%
Proofpoint, Inc., 2024 Refinancing Term Loan, 7.32%, 08/31/28	1.2%

C000249651 [Member]
Shareholder Report [Line Items]
Fund Name	Barrow Hanley US Value Opportunities Fund
Class Name	Institutional Shares
Trading Symbol	BVOIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Barrow Hanley US Value Opportunities Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at connect.rightprospectus.com/BarrowHanley. You can also request this information by contacting us at 866-260-9549 (toll free) or 312-557-5913.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	866-260-9549 (toll free) or 312-557-5913
Additional Information Website	connect.rightprospectus.com/BarrowHanley
Expenses [Text Block]
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Barrow Hanley US Value Opportunities Fund (Institutional Shares)	$34	0.70%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.70%
Material Change Date	Feb. 01, 2025
Net Assets	$ 96,250,045
Holdings Count | Holding	71
Investment Company Portfolio Turnover	31.59%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$96,250,045
Total number of portfolio holdings	71
Portfolio turnover rate as of the end of the reporting period	31.59%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, excluding short-term investments, represented as a percentage of the total net assets of the Fund.
TOP TEN HOLDINGS
UnitedHealth Group, Inc.	2.4%
Exxon Mobil Corp.	2.3%
Wells Fargo & Co.	1.9%
Entergy Corp.	1.9%
Elevance Health, Inc.	1.9%
Keurig Dr. Pepper, Inc.	1.9%
Medtronic PLC	1.8%
Willis Towers Watson PLC	1.8%
Carnival Corp.	1.8%
Xcel Energy, Inc.	1.7%
SECTOR ALLOCATION
GEOGRAPHICAL ALLOCATION

Largest Holdings [Text Block]
TOP TEN HOLDINGS
UnitedHealth Group, Inc.	2.4%
Exxon Mobil Corp.	2.3%
Wells Fargo & Co.	1.9%
Entergy Corp.	1.9%
Elevance Health, Inc.	1.9%
Keurig Dr. Pepper, Inc.	1.9%
Medtronic PLC	1.8%
Willis Towers Watson PLC	1.8%
Carnival Corp.	1.8%
Xcel Energy, Inc.	1.7%

Material Fund Change [Text Block]
Material Fund Changes
Effective February 1, 2025, to comply with recent Securities and Exchange Commission rule amendments relating to a fund's name, the Fund modified its investment policy as follows:
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in securities issued by “value companies” located in the United States.
A more detailed explanation of how the Fund defines “value companies” can be found in the Fund's prospectus. In order to satisfy notice requirements related to an investment policy change, the Fund continued to comply with both its old and new investment policies concurrently through May 1, 2025, after which time only the new investment policy applied.
This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund's prospectus dated February 1, 2025, at connect.rightprospectus.com/BarrowHanley or upon request at 866-260-9549 (toll free) or 312-557-5913.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund's prospectus dated February 1, 2025, at connect.rightprospectus.com/BarrowHanley or upon request at 866-260-9549 (toll free) or 312-557-5913.

Updated Prospectus Phone Number	866-260-9549 (toll free) or 312-557-5913
Updated Prospectus Web Address	connect.rightprospectus.com/BarrowHanley
C000249656 [Member]
Shareholder Report [Line Items]
Fund Name	Barrow Hanley Emerging Markets Value Fund
Class Name	Institutional Shares
Trading Symbol	BEMVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Barrow Hanley Emerging Markets Value Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at connect.rightprospectus.com/BarrowHanley. You can also request this information by contacting us at 866-260-9549 (toll free) or 312-557-5913.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	866-260-9549 (toll free) or 312-557-5913
Additional Information Website	connect.rightprospectus.com/BarrowHanley
Expenses [Text Block]
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Barrow Hanley Emerging Markets Value Fund (Institutional Shares)	$47	0.98%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.98%
Material Change Date	Feb. 01, 2025
Net Assets	$ 2,958,918
Holdings Count | Holding	62
Investment Company Portfolio Turnover	15.50%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$2,958,918
Total number of portfolio holdings	62
Portfolio turnover rate as of the end of the reporting period	15.50%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, excluding short-term investments, represented as a percentage of the total net assets of the Fund.
TOP TEN HOLDINGS
MediaTek, Inc.	4.3%
SK Hynix, Inc.	4.1%
Samsung Electro-Mechanics Co. Ltd.	3.3%
China Merchants Bank Co. Ltd. - Class H	2.8%
JD.com, Inc. - Class A	2.8%
UPL Ltd.	2.6%
Ping An Insurance Group Co. of China Ltd. - Class H	2.6%
Hiwin Technologies Corp.	2.4%
PTT Exploration & Production PCL - REG	2.2%
Great Wall Motor Co. Ltd. - Class H	2.1%
SECTOR ALLOCATION
GEOGRAPHICAL ALLOCATION

Largest Holdings [Text Block]
TOP TEN HOLDINGS
MediaTek, Inc.	4.3%
SK Hynix, Inc.	4.1%
Samsung Electro-Mechanics Co. Ltd.	3.3%
China Merchants Bank Co. Ltd. - Class H	2.8%
JD.com, Inc. - Class A	2.8%
UPL Ltd.	2.6%
Ping An Insurance Group Co. of China Ltd. - Class H	2.6%
Hiwin Technologies Corp.	2.4%
PTT Exploration & Production PCL - REG	2.2%
Great Wall Motor Co. Ltd. - Class H	2.1%

Material Fund Change [Text Block]
Material Fund Changes
Effective February 1, 2025, to comply with recent Securities and Exchange Commission rule amendments relating to a fund's name, the Fund modified its investment policy as follows:
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in securities of “value companies” located in emerging market countries and instruments with economic characteristics similar to such securities.
A more detailed explanation of how the Fund defines “value companies” and “emerging market countries” can be found in the Fund's prospectus. In order to satisfy notice requirements related to an investment policy change, the Fund continued to comply with both its old and new investment policies concurrently through May 1, 2025, after which time only the new investment policy applied.
This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund's prospectus dated February 1, 2025, at connect.rightprospectus.com/BarrowHanley or upon request at 866-260-9549 (toll free) or 312-557-5913.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund's prospectus dated February 1, 2025, at connect.rightprospectus.com/BarrowHanley or upon request at 866-260-9549 (toll free) or 312-557-5913.

Updated Prospectus Phone Number	866-260-9549 (toll free) or 312-557-5913
Updated Prospectus Web Address	connect.rightprospectus.com/BarrowHanley
C000249661 [Member]
Shareholder Report [Line Items]
Fund Name	Barrow Hanley International Value Fund
Class Name	Institutional Shares
Trading Symbol	BNIVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Barrow Hanley International Value Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at connect.rightprospectus.com/BarrowHanley. You can also request this information by contacting us at 866-260-9549 (toll free) or 312-557-5913.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	866-260-9549 (toll free) or 312-557-5913
Additional Information Website	connect.rightprospectus.com/BarrowHanley
Expenses [Text Block]
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Barrow Hanley International Value Fund (Institutional Shares)	$47	0.94%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.94%
Material Change Date	Feb. 01, 2025
Net Assets	$ 13,838,806
Holdings Count | Holding	64
Investment Company Portfolio Turnover	19.35%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$13,838,806
Total number of portfolio holdings	64
Portfolio turnover rate as of the end of the reporting period	19.35%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, excluding short-term investments, represented as a percentage of the total net assets of the Fund.
TOP TEN HOLDINGS
Rheinmetall A.G.	3.3%
Julius Baer Group Ltd.	3.0%
Standard Chartered PLC	2.8%
BNP Paribas S.A.	2.8%
Thales S.A.	2.4%
Sanofi S.A.	2.1%
Snam S.p.A.	2.0%
BASF S.E.	2.0%
Enel S.p.A.	2.0%
SCOR S.E.	1.9%
SECTOR ALLOCATION
GEOGRAPHICAL ALLOCATION

Largest Holdings [Text Block]
TOP TEN HOLDINGS
Rheinmetall A.G.	3.3%
Julius Baer Group Ltd.	3.0%
Standard Chartered PLC	2.8%
BNP Paribas S.A.	2.8%
Thales S.A.	2.4%
Sanofi S.A.	2.1%
Snam S.p.A.	2.0%
BASF S.E.	2.0%
Enel S.p.A.	2.0%
SCOR S.E.	1.9%

Material Fund Change [Text Block]
Material Fund Changes
Effective February 1, 2025, in connection with recent Securities and Exchange Commission rule amendments relating to a fund's name, the Fund adopted a new investment policy as follows:
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in securities of “value companies”.
A more detailed explanation of how the Fund defines “value companies” can be found in the Fund's prospectus.
This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund's prospectus dated February 1, 2025, at connect.rightprospectus.com/BarrowHanley or upon request at 866-260-9549 (toll free) or 312-557-5913.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund's prospectus dated February 1, 2025, at connect.rightprospectus.com/BarrowHanley or upon request at 866-260-9549 (toll free) or 312-557-5913.

Updated Prospectus Phone Number	866-260-9549 (toll free) or 312-557-5913
Updated Prospectus Web Address	connect.rightprospectus.com/BarrowHanley